Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 226,292	$ 341,950
Restricted cash	153,588	223,133
Trade accounts receivable, net of allowance for doubtful receivables of $14,865 and $8,685 at December 31, 2012 and June 30, 2013, respectively	234,384	174,985
Due from related parties (Note 4)	41,825	40,686
Other current assets (Note 5)	138,651	122,775
Total current assets	794,740	903,529
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	1,098,106	1,201,807
Vessels, net (Note 7)	2,310,833	2,059,570
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,422,807	4,446,730
Total fixed assets, net	7,831,746	7,708,107
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 10)	20,662	996
Restricted cash	131,557	155,375
Intangible assets, net	6,897	7,619
Above-market acquired time charter	14,239	19,575
Other non-current assets (Note 8)	104,225	83,290
Total other non-current assets	277,580	266,855
Total assets	8,904,066	8,878,491
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 9)	1,053,638	1,102,085
Accounts payable and other current liabilities	89,239	130,728
Accrued liabilities	180,172	177,114
Due to related parties (Note 4)	148	4,750
Deferred revenue	89,306	73,008
Financial instruments (Note 10)	61,417	85,844
Total current liabilities	1,473,920	1,573,529
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred financing costs (Note 9)	3,382,555	3,284,630
Financial instruments (Note 10)	36,380	63,096
Deferred revenue	100,886	71,815
Pension liability	300	4,057
Other non-current liabilities	28,145	13,345
Total non-current liabilities	3,548,266	3,436,943
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and June 30,2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2012 and June 30,2013	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and June 30, 2013; 424,762,244 shares issued and outstanding at December 31, 2012 and June 30, 2013	4,247	4,247
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and June 30, 2013, respectively (Note 11)	(210)	(110)
Additional paid-in capital (Note 11)	2,795,218	2,837,525
Accumulated other comprehensive loss	(6,027)	(9,175)
Retained earnings/ (Accumulated deficit)	(120,872)	13,973
Total Dryships Inc. stockholders' equity	2,672,356	2,846,460
Non controlling interests (Note 17)	1,209,524	1,021,559
Total equity	3,881,880	3,868,019
Total liabilities and stockholders' equity	$ 8,904,066	$ 8,878,491